As filed with the Securities and Exchange Commission on May 22, 2018

Registration No. 33-7190

Investment Company Act File No. 811-4750

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

POST-EFFECTIVE AMENDMENT NO. 64 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. 67 /X/

FENIMORE ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

(Address of Principal Executive Offices)

Registrant's Telephone Number: 800-453-4392

Patrick W.D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(Name and Address of Agent for Service)

Copies to:

Thomas O. Putnam

384 North Grand Street

Cobleskill, New York 12043

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 64 to the Registration Statement for Fenimore Asset Management Trust (the "Trust") is being filed solely for the purpose of submitting an interactive data file relating to the information provided in Post-Effective Amendment No. 63 to the Trust’s Registration Statement in response to Items 2, 3, and 4 of Form N-1A. Accordingly, the contents of Post-Effective Amendment No. 63, consisting of Part A (the Prospectuses for the three separate investment series of the Trust), Part B (the Statements of Additional Information for the three separate investment series of the Trust), and Part C (Other Information), are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 22nd day of May, 2018.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam, President (1)

By:	/s/ Patrick W.D. Turley
Patrick W.D. Turley, as attorney in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Thomas O. Putnam	President and Trustee	May 22, 2018
Thomas O. Putnam (1)	(Principal Executive Officer)

/s/ Fred Lager	Trustee	May 22, 2018
Fred Lager (2)

/s/ John J. McCormack, Jr.	Trustee	May 22, 2018
John J. McCormack, Jr. (3)

/s/ Barbara V. Weidlich	Trustee	May 22, 2018
Barbara V. Weidlich (3)

/s/ Kevin J. McCoy	Trustee	May 22, 2018
Kevin J. McCoy (4)

/s/ Paul A. Keller	Trustee	May 22, 2018
Paul A. Keller (5)

/s/ Donald J. Boteler	Trustee	May 22, 2018
Donald J. Boteler (6)

/s/Michael F. Balboa	Treasurer (Principal Financial and	May 22, 2018
Michael F. Balboa(7)	Accounting Officer)

By:	/s/ Patrick W.D. Turley
Patrick W.D. Turley
as attorney-in-fact

(1)	Pursuant to power of attorney filed with Post-Effective Amendment No. 12 as filed on April 29, 1994.

(2)	Pursuant to power of attorney filed with Post-Effective Amendment No. 22 as filed on May 1, 1998.

(3)	Pursuant to power of attorney filed with Post-Effective Amendment No. 32 as filed on April 29, 2004.

(4)	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 as filed on May 1, 2007.

(5)	Pursuant to power of attorney filed with Post-Effective Amendment No. 41 as filed on April 29, 2011.

(6)	Pursuant to power of attorney filed with Post-Effective Amendment No. 49 as filed on April 30, 2013.

(7)	Pursuant to power of attorney filed with Post-Effective Amendment No. 59 as filed on April 28, 2017.

EXHIBIT INDEX

EXHIBIT

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase